Derivative financial instruments (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Details of derivative financial instruments [line items]
Material ineffective portion recognised in the profit or loss arising from cash flow hedges	¥ 0	¥ 0
Notional amount	10,000,000,000
Derivative financial liabilities	545,292,000	210,664,000
The Company [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Notional amount	¥ 988,000,000	1,150,000,000	$ 144	$ 176
Annual fixed interest	4.40%
Original annual floating interest	6-month LIBOR+1%
TPG and TPSTMWR [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Notional amount	¥ 4,968,000,000	5,220,000,000	$ 992	$ 1,069
Derivative financial liabilities	¥ 145,000,000	¥ 108,000,000
TPG [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Original annual floating interest	6-month SOR
TPSTMWR [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Original annual floating interest	3-month SOR